Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2022	2021
Deferred tax assets:
Start-up costs	$414,045	$116,053
Net operating loss carryforwards	—	34,511
Total deferred tax assets	414,045	150,564
Valuation allowance	(414,045)	(146,611)
Deferred tax liabilities:
Unrealized gain on investments	(365,381)	(3,953)
Total deferred tax liabilities	(365,381)	(3,953)
Deferred tax liabilities, net of allowance	$(365,381)	$—

Schedule of income tax provision
	For the year ended December 31, 2022	For the period from February 2, 2021 (inception) through December 31, 2021
Federal
Current	$393,497	$—
Deferred	97,948	(146,611)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	267,433	146,611
Income tax provision	$758,878	$—

Schedule of effective income tax rate reconciliation
	For the year ended December 31, 2022	For the period from February 2, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	(17.8)%	(31.2)%
Change in fair value of derivative liability – forward purchase agreement	0.8%	2.1%
Non-deductible transaction costs	0.0%	4.8%
Change in valuation allowance	2.2%	3.3%
Income tax provision	6.2%	0.0%